INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Schedule of changes in intangible assets, net

	Year ended December 31, 2020
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	342,857	256,736	19,522	604,929	73,935	662,307	1,960,286
Accumulated depreciation	(268,476)	(152,219)	—	(521,818)	(73,935)	—	(1,016,448)

Net book value at January 1, 2020	74,381	104,517	19,522	83,111	—	662,307	943,838

Opening net book value	74,381	104,517	19,522	83,111	—	662,307	943,838
Additions	25,698	2,034	23,845	—	—	—	51,577
Transfers	1,021	17,141	(17,146)	—	—	—	1,016
Depreciation charge	(25,259)	(11,078)	—	(51,511)	—	—	(87,848)

Closing net book value	75,841	112,614	26,221	31,600	—	662,307	908,583

Values at the end of the year
Cost	369,468	275,912	26,221	604,929	73,935	662,307	2,012,772
Accumulated depreciation	(293,627)	(163,298)	—	(573,329)	(73,935)	—	(1,104,189)

Net book value at December 31, 2020	75,841	112,614	26,221	31,600	—	662,307	908,583

	Year ended December 31, 2019
	Information system projects	Mining assets	Exploration and evaluation costs	Customer relationships and other contractual rights	Trademarks	Goodwill	Total
Values at the beginning of the year
Cost	320,600	216,203	23,209	604,931	73,935	662,307	1,901,185
Accumulated depreciation	(248,839)	(139,915)	—	(425,972)	(73,935)	—	(888,661)

Net book value at January 1, 2019	71,761	76,288	23,209	178,959	—	662,307	1,012,524

Opening net book value	71,761	76,288	23,209	178,959	—	662,307	1,012,524
Translation differences	(463)	—	—	—	—	—	(463)
Additions	31,812	12,580	24,265	—	—	—	68,657
Transfers	(738)	27,954	(27,952)	—	—	—	(736)
Depreciation charge	(27,991)	(12,305)	—	(95,848)	—	—	(136,144)

Closing net book value	74,381	104,517	19,522	83,111	—	662,307	943,838

Values at the end of the year
Cost	342,857	256,736	19,522	604,929	73,935	662,307	1,960,286
Accumulated depreciation	(268,476)	(152,219)	—	(521,818)	(73,935)	—	(1,016,448)

Net book value at December 31, 2019	74,381	104,517	19,522	83,111	—	662,307	943,838